Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Highlights [Line Items]
Units (in shares)	1,486,174	1,557,848
Net Assets	$ 8,796,142	$ 10,130,024	$ 9,857,304	$ 9,721,949
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 3,269,000	$ 3,418,000	$ 3,008,000	$ 2,726,000	$ 2,324,000
Units
Financial Highlights [Line Items]
Units (in shares)	1,486,000	1,558,000	1,625,000	1,713,000	1,835,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 2.95	$ 3.44	$ 3.39	$ 3.31	$ 3.19
Units | Maximum
Financial Highlights [Line Items]
Unit Value (dollars per share)	$ 4.01	$ 4.63	$ 4.52	$ 4.37	$ 4.18
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 5,527,000	$ 6,712,000	$ 6,849,000	$ 6,996,000	$ 7,173,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	2.30%	2.74%	3.06%	3.10%	3.51%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	(14.24%)	1.49%	2.60%	3.60%	3.80%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	(13.47%)	2.41%	3.53%	4.53%	4.73%